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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 4 of its series, Evergreen Healthcare Fund, Evergreen Tax Strategic Foundation Fund, Evergreen Technology Fund, Evergreen Utility & Telecommunications Fund, for the year ended April 30, 2004. These 4 series have a October 31, 2004 fiscal year end.

Date of reporting period: April 30, 2004

Item 1 - Reports to Stockholders.

Evergreen Health Care Fund

Evergreen Health Care Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Health Care Fund, which covers the six-month period ended April 30, 2004.

Diversification once again played an important role for investors over the past six months. As the tug of war continued between solid fundamentals and geopolitical uncertainties, those portfolios properly allocated for one's long-term goals managed to participate in market gains while limiting the damage during periods of market weakness. Indeed, those investors exposed to domestic and international equities, commodities, and specific sector funds were able to balance the conflicting signals often sent by reports of growth in GDP and profits vs. many disturbing geopolitical developments.

Equity markets continued to benefit from the powerful combination of growth in GDP and profits throughout the investment period. Stimulative monetary and fiscal policies enabled the economic expansion to broaden from the consumer to U.S. businesses, and the major cost cutting initiatives enacted over the past two years resulted in dramatic improvements in operating leverage, driving corporate earnings higher. In addition to these domestic catalysts, investors in many international markets enjoyed the benefits of renewed growth, particularly in Asia, while strengthening euro provided investors with encouragement about prospects for improved growth in Europe.

1

LETTER TO SHAREHOLDERS continued

After emerging relatively unscathed from the volatile U.S. interest rate environment during the third quarter last year, equity investors entered the investment period with plenty of reasons to remain optimistic. Economic growth was accelerating, assisted by several forces propelling demand higher. First, the child tax credit refund checks distributed last summer resulted in significant gains in personal consumption. Second, the deflation concerns previously uttered by the Fed led to a new round of mortgage refinancing activity, which provided consumers with another infusion of cash. Finally, the new tax laws gave U.S. businesses increased incentives to invest, and spending on equipment and software surged.

As a result of these catalysts, economic growth in the U.S. exceeded 5% during the investment period. Higher demand led to more sales for U.S. businesses, and the massive cost cutting previously undertaken by corporations led to significantly larger than expected margin expansion, which propelled earnings higher. These gains in demand were not limited to the U.S. shores. Rapid economic expansion throughout Asia, led by surging demand from China, led to better than forecast gains in international economic growth. In addition, the recent expansion of the Euro-zone, coupled with more market friendly comments from European monetary policymakers, suggest the YTD weakness in many bourses on the continent may be overdone.

Record levels of productivity growth and major increases in capital investment provided a lift to many sector specific investment strategies. Attractive relative valuations boosted many healthcare stocks, and the

2

LETTER TO SHAREHOLDERS continued

surge in business spending on equipment and software provided the technology sector with solid growth in sales and profits. The growing international demand led to gains in many commodity and precious metal investments, while the improving trend for yield increased the attractiveness within the utilities and telecommunications sectors.

As always, we recommend that investors maintain a proper diversification within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of April 30, 2004

MANAGEMENT TEAM

Liu-Er Chen, CFA
International Equity Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/22/1999

	Class A	Class B	Class C	Class I
Class inception date	12/22/1999	12/22/1999	12/22/1999	12/22/1999

Nasdaq symbol	EHABX	EHCBX	EHCCX	EHCYX

6-month return with sales charge	8.02%	9.18%	13.19%	N/A

6-month return w/o sales charge	14.64%	14.18%	14.19%	14.79%

Average annual return*

1 year with sales charge	31.71%	33.72%	37.65%	N/A

1 year w/o sales charge	39.75%	38.72%	38.65%	40.06%

Since portfolio inception	25.10%	25.65%	25.84%	27.11%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, B, C, or I shares, please go to EvergreenInvestments.com/fundperformance.

The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Health Care Fund Class A shares, versus a similar investment in the Standard & Poor's 1500 Supercomposite Healthcare Sector Index (S&P 1500 Healthcare), the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 1500 Healthcare and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

This fund has participated in IPOs which may have affected performance. There is no assurance that this method will continue to have any impact on the fund's performance returns.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results however, it is also generally associated with greater price volatility due to the higher risk of failure.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

All data is as of April 30, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,
CLASS A		2003[1]	2002	2001	2000[2]
Net asset value, beginning of period	$16.97	$12.02	$14.94	$16.21	$10.00
Income from investment operations
Net investment loss	-0.09	-0.17	-0.18	-0.14	-0.03
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	2.55	5.12	-2.74	-0.44	11.64
Total from investment operations	2.46	4.95	-2.92	-0.58	11.61
Distributions to shareholders from
Net realized gains	-0.14	0	0	-0.69	-5.40
Net asset value, end of period	$19.29	$16.97	$12.02	$14.94	$16.21
Total return[3]	14.64%	41.18%	-19.54%	-3.52%	124.01%
Ratios and supplemental data
Net assets, end of period (thousands)	$87,768	$55,982	$26,827	$29,885	$9,334
Ratios to average net assets
Expenses[4]	1.79%[5]	2.03%	2.04%	1.95%	1.75%[5]
Net investment loss	-0.92%[5]	-1.17%	-1.27%	-1.31%	-1.10%[5]
Portfolio turnover rate	42%	154%	228%	214%	183%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,
CLASS B		2003[1]	2002	2001	2000[2]
Net asset value, beginning of period	$16.45	$11.74	$14.69	$16.06	$10.00
Income from investment operations
Net investment loss	-0.15	-0.26	-0.28	-0.22	-0.10
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	2.46	4.97	-2.67	-0.46	11.56
Total from investment operations	2.31	4.71	-2.95	-0.68	11.46
Distributions to shareholders from
Net realized gains	-0.14	0	0	-0.69	-5.40
Net asset value, end of period	$18.62	$16.45	$11.74	$14.69	$16.06
Total return[3]	14.18%	40.12%	-20.08%	-4.21%	122.37%
Ratios and supplemental data
Net assets, end of period (thousands)	$95,538	$75,251	$51,811	$57,931	$24,534
Ratios to average net assets
Expenses[4]	2.51%[5]	2.76%	2.78%	2.70%	2.55%[5]
Net investment loss	-1.65%[5]	-1.87%	-2.03%	-2.05%	-1.78%[5]
Portfolio turnover rate	42%	154%	228%	214%	183%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,
CLASS C		2003[1]	2002	2001	2000[2]
Net asset value, beginning of period	$16.44	$11.73	$14.68	$16.07	$10.00
Income from investment operations
Net investment loss	-0.15	-0.26	-0.31	-0.22	-0.04
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	2.46	4.97	-2.64	-0.48	11.51
Total from investment operations	2.31	4.71	-2.95	-0.70	11.47
Distributions to shareholders from
Net realized gains	-0.14	0	0	-0.69	-5.40
Net asset value, end of period	$18.61	$16.44	$11.73	$14.68	$16.07
Total return[3]	14.19%	40.15%	-20.10%	-4.34%	122.51%
Ratios and supplemental data
Net assets, end of period (thousands)	$48,106	$34,629	$22,327	$25,748	$5,831
Ratios to average net assets
Expenses[4]	2.50%[5]	2.76%	2.78%	2.70%	2.47%[5]
Net investment loss	-1.64%[5]	-1.88%	-2.03%	-2.08%	-1.89%[5]
Portfolio turnover rate	42%	154%	228%	214%	183%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[2]
		Year Ended October 31,
CLASS I1		2003[2]	2002	2001	2000[3]
Net asset value, beginning of period	$17.13	$12.11	$15.00	$16.24	$10.00
Income from investment operations
Net investment loss	-0.06	-0.13	-0.16	-0.16	-0.05
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	2.57	5.15	-2.73	-0.39	11.69
Total from investment operations	2.51	5.02	-2.89	-0.55	11.64
Distributions to shareholders from
Net realized gains	-0.14	0	0	-0.69	-5.40
Net asset value, end of period	$19.50	$17.13	$12.11	$15.00	$16.24
Total return	14.79%	41.45%	-19.27%	-3.32%	124.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$10,264	$3,314	$1,792	$1,714	$564
Ratios to average net assets
Expenses[4]	1.50%[5]	1.75%	1.80%	1.69%	1.56%[5]
Net investment loss	-0.66%[5]	-0.86%	-1.03%	-1.07%	-0.78%[5]
Portfolio turnover rate	42%	154%	228%	214%	183%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

April 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS 94.6%
CONSUMER STAPLES 0.3%
Food & Staples Retailing 0.3%
CVS Corp.	20,000	$ 772,600
HEALTH CARE 93.4%
Biotechnology 28.6%
Abgenix, Inc. *	200,000	3,254,000
Amgen, Inc. *	90,000	5,064,300
Applera Corp. - Celera Genomics *	50,000	589,500
BioCryst Pharmaceuticals, Inc. *	121,000	1,052,579
Biogen Idec, Inc. *	60,000	3,540,000
Cambridge Antibody Technology Group plc, ADR *	30,000	295,830
Corgentech, Inc. *	27,600	510,324
Cubist Pharmaceuticals, Inc. *	110,000	1,093,400
DOV Pharmaceutical, Inc. *	176,767	3,059,837
DUSA Pharmaceuticals, Inc. * (p)	200,000	2,292,000
EntreMed, Inc. * (p)	65,000	191,750
Enzon, Inc. *	57,000	827,070
Eyetech Pharmaceuticals, Inc. *	66,000	2,359,500
Genentech, Inc. *	70,000	8,596,000
Genzyme Corp. *	45,000	1,960,200
Human Genome Sciences, Inc. *	20,000	244,000
ICOS Corp. * (p)	20,000	639,800
ILEX Oncology, Inc. *	50,000	1,159,500
Incyte Corp. *	150,000	1,191,000
InterMune, Inc. *	107,500	1,585,625
Kosan Biosciences, Inc. *	4,000	55,280
Ligand Pharmaceuticals, Inc., Class B *	60,000	1,284,600
MedImmune, Inc. *	123,500	2,993,640
Millennium Pharmaceuticals, Inc. *	110,319	1,653,682
Myogen, Inc. * (p)	50,000	576,500
Neurocrine Biosciences, Inc. *	20,000	1,312,600
Oscient Pharmaceuticals Corp. * (p)	1,250,000	7,250,000
OSI Pharmaceuticals, Inc. *	23,647	1,744,912
Oxigene, Inc. * (p)	100,455	831,767
Praecis Pharmaceuticals, Inc. *	200,000	1,168,000
Protein Design Labs, Inc. *	40,000	979,200
QLT, Inc. *	80,000	2,157,600
Regeneron Pharmaceuticals, Inc. *	106,923	1,339,745
Serono S.A., ADR (p)	100,000	1,480,000
Tanox, Inc. *	50,000	852,500
Transkaryotic Therapies, Inc. *	88,300	1,282,999
Trimeris, Inc. * (p)	160,245	2,355,602
Vical, Inc. *	80,800	424,200
69,249,042
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 13.0%
Applera Corp. - Applied Biosystems Group	40,000	$ 742,800
Baxter International, Inc.	50,000	1,582,500
Beckman Coulter, Inc.	30,000	1,675,200
Boston Scientific Corp. *	80,000	3,295,200
C.R. Bard, Inc.	7,500	797,025
Conceptus, Inc. * (p)	30,000	345,000
Cutera, Inc. *	132,932	1,927,514
Dade Behring Holdings, Inc. *	39,000	1,794,000
Guidant Corp.	30,000	1,890,300
Inamed Corp. *	40,000	2,353,600
Kyphon, Inc. *	20,000	502,000
Medtronic, Inc.	90,600	4,571,676
Q-Med AB *	10,000	286,747
Saint Jude Medical, Inc. *	25,000	1,906,500
Smith & Nephew plc	600,000	6,094,380
STERIS Corp. *	10,000	221,600
SurModics, Inc. * (p)	30,000	671,400
Synovis Life Technologies, Inc. * (p)	44,762	716,192
31,373,634
Health Care Providers & Services 12.0%
AmerisourceBergen Corp.	12,500	723,625
Anthem, Inc. *	15,000	1,328,700
CIGNA Corp.	80,000	5,160,800
First Health Group Corp. *	100,000	1,670,000
Fresenius Medical Care AG, ADR	10,008	230,984
HCA, Inc.	80,000	3,250,400
Health Net, Inc., Class A *	75,000	1,908,000
Humana, Inc. *	95,000	1,547,550
IDX Systems Corp. *	20,000	634,000
McKesson Corp.	90,000	2,957,400
Medco Health Solutions, Inc. *	19,442	688,247
MIM Corp. *	50,000	377,500
Oxford Health Plans, Inc.	20,000	1,088,800
Priority Healthcare Corp., Class B *	50,000	1,002,500
Quest Diagnostics, Inc.	30,000	2,530,500
Tenet Healthcare Corp. *	60,000	705,600
Triad Hospitals, Inc. *	20,000	680,200
Wellpoint Health Networks, Inc., Class A *	22,500	2,513,025
28,997,831
Pharmaceuticals 39.8%
Abbott Laboratories, Inc.	180,000	7,923,600
Adolor Corp. *	40,000	642,800
Alpharma, Inc., Class A	50,083	1,088,304
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Altana AG * (p)	20,000	$ 1,272,145
AstraZeneca plc, ADR	100,000	4,785,000
Aventis, ADR	40,000	3,020,400
Bristol-Myers Squibb Co.	200,000	5,020,000
Chugai Pharmaceutical Co., Ltd.	60,000	907,897
Columbia Labs, Inc. *	210,000	1,045,590
Daiichi Pharmaceutical Co., Ltd.	90,000	1,577,130
Eli Lilly & Co.	35,000	2,583,350
Endo Pharmaceuticals Holdings, Inc. *	40,000	954,800
Fujisawa Pharmaceutical Co., Ltd. *	40,000	929,643
GlaxoSmithKline plc, ADR	90,000	3,780,000
Hollis-Eden Pharmaceuticals *	10,000	79,000
IVAX Corp. *	35,000	745,500
Johnson & Johnson Co.	150,000	8,104,500
Kissei Pharmaceutical Co., Ltd. (p)	50,000	1,125,810
Labopharm, Inc. *	32,300	122,038
Medicines Co. *	30,000	981,300
Medicis Pharmaceutical Corp., Class A	80,000	3,433,600
Merck & Co., Inc.	60,000	2,820,000
Merck KGaA (p)	40,000	2,140,441
MGI Pharma, Inc. *	10,000	618,200
Mylan Laboratories, Inc.	80,000	1,832,800
Novartis AG, ADR	60,000	2,688,000
Orphan Medical, Inc. * (p)	30,000	344,700
Pfizer, Inc.	280,007	10,013,050
Pharmaceutical Resources, Inc. *	70,000	2,821,000
Roche Holdings AG (p)	31,600	3,310,557
Rohto Pharmaceutical Co., Ltd. * (p)	44,000	393,893
Santen Pharmaceuticals Co.	30,000	471,073
Schering AG	10,000	525,170
Schering-Plough Corp.	275,000	4,600,750
Sepracor, Inc. *	40,000	1,912,400
Shionogi & Co.	50,000	786,934
Taisho Pharmaceutical Co.	50,000	976,306
UCB S.A.	90,000	3,597,982
Watson Pharmaceuticals, Inc. *	30,000	1,068,300
Wyeth	100,000	3,807,000
Yamanouchi Pharmaceutical Co., Ltd.	40,000	1,333,756
96,184,719
INDUSTRIALS 0.2%
Machinery 0.2%
Pall Corp.	15,000	356,700
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 0.7%
Chemicals 0.7%
Cambrex Corp.	9,200	$ 227,424
Lonza Group AG (p)	30,000	1,446,674
1,674,098
Total Common Stocks (cost $199,716,433)		228,608,624
SHORT-TERM INVESTMENTS 8.9%
MUTUAL FUND SHARES 8.9%
Evergreen Institutional U.S. Government Money Market Fund (o)	2,268,908	2,268,908
Navigator Prime Portfolio (pp)	19,227,522	19,227,522
Total Short-Term Investments (cost $21,496,430)		21,496,430
Total Investments (cost $221,212,863) 103.5%		250,105,054
Other Assets and Liabilities (3.5%)		(8,428,766)
Net Assets 100.0%		$ 241,676,288

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
ADR	American Depository Receipt
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004  (unaudited)

Assets
Investments in securities, at value (cost $221,212,863) including $17,959,200 of securities loaned	$ 250,105,054
Receivable for securities sold	9,192,344
Receivable for Fund shares sold	2,051,326
Dividends receivable	194,053
Receivable for securities lending income	8,874
Prepaid expenses and other assets	85,509

Total assets	261,637,160

Liabilities
Payable for securities purchased	427,519
Payable for Fund shares redeemed	230,871
Payable for securities on loan	19,227,522
Advisory fee payable	14,946
Distribution Plan expenses payable	14,022
Due to other related parties	1,688
Accrued expenses and other liabilities	44,304

Total liabilities	19,960,872

Net assets	$ 241,676,288

Net assets represented by
Paid-in capital	$ 199,724,575
Undistributed net investment loss	(1,399,451)
Accumulated net realized gains on securities, written options and foreign currency related transactions	14,460,812
Net unrealized gains on securities and foreign currency related transactions	28,890,352

Total net assets	$ 241,676,288

Net assets consists of
Class A	$ 87,767,954
Class B	95,538,119
Class C	48,106,093
Class I	10,264,122

Total net assets	$ 241,676,288

Shares outstanding
Class A	4,550,906
Class B	5,129,631
Class C	2,584,442
Class I	526,468

Net asset value per share
Class A	$ 19.29
Class A -- Offering price (based on sales charge of 5.75%)	$ 20.47
Class B	$ 18.62
Class C	$ 18.61
Class I	$ 19.50

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2004  (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $35,975)	$ 878,668

Expenses
Advisory fee	958,226
Distribution Plan expenses
Class A	107,216
Class B	430,133
Class C	211,536
Administrative services fee	101,797
Transfer agent fees	417,874
Trustees' fees and expenses	2,178
Printing and postage expenses	23,300
Custodian and accounting fees	22,905
Registration and filing fees	22,957
Professional fees	9,802
Other	4,011

Total expenses	2,311,935
Less: Expense reductions	(573)
Fee waivers and expense reimbursements	(33,829)

Net expenses	2,277,533

Net investment loss	(1,398,865)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	19,400,903
Foreign currency related transactions	(7,444)

Net realized gains on securities and foreign currency related transactions	19,393,459
Net change in unrealized gains or losses on securities and foreign currency related transactions	7,449,085

Net realized and unrealized gains or losses on securities and foreign currency related transactions	26,842,544

Net increase in net assets resulting from operations	$ 25,443,679

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2004		Year Ended
	(unaudited)		October 31, 2003

Operations
Net investment loss		$ (1,398,865)		$ (2,125,118)
Net realized gains on securities, written options and foreign currency related transactions		19,393,459		5,042,262
Net change in unrealized gains or losses on securities and foreign currency related transactions		7,449,085		39,221,043

Net increase in net assets resulting from operations		25,443,679		42,138,187

Distributions to shareholders from
Net realized gains
Class A		(480,378)		0
Class B		(660,670)		0
Class C		(312,645)		0
Class I		(28,112)		0

Total distributions to shareholders		(1,481,805)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,651,849	30,793,142	1,803,878	27,793,882
Class B	832,904	15,010,893	1,229,597	18,144,030
Class C	675,078	12,015,312	840,373	12,381,687
Class I	356,825	7,110,569	728,946	9,903,238

		64,929,916		68,222,837

Net asset value of shares issued in reinvestment of distributions
Class A	25,614	431,343	0	0
Class B	37,650	614,069	0	0
Class C	16,744	272,928	0	0
Class I	1,418	24,110	0	0

		1,342,450		0

Automatic conversion of Class B shares to Class A shares
Class A	30,135	551,681	51,362	746,631
Class B	(31,142)	(551,681)	(52,818)	(746,631)

		0		0

Payment for shares redeemed
Class A	(456,353)	(8,358,129)	(787,339)	(11,377,751)
Class B	(285,112)	(5,081,893)	(1,015,777)	(14,415,257)
Class C	(214,154)	(3,822,235)	(636,884)	(8,811,195)
Class I	(25,312)	(472,147)	(683,452)	(9,337,202)

		(17,734,404)		(43,941,405)

Net increase in net assets resulting from capital share transactions		48,537,962		24,281,432

Total increase in net assets		72,499,836		66,419,619
Net assets
Beginning of period		169,176,452		102,756,833

End of period		$ 241,676,288		$ 169,176,452

Undistributed net investment loss		$ (1,399,451)		$ (586)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Health Care Fund (the "Fund") is a non-diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such trans-

17

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

actions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Written options

The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.70% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.95% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended April 30, 2004, EIMC waived its fee in the amount of $30,602 and reimbursed expenses relating to Class A shares in the amount of $3,227 which represents 0.03% of the Fund's average daily net assets and 0.01% of the average daily net assets of Class A shares, respectively, on an annualized basis. Total amounts subject to recoupment as of April 30, 2004 were $30,602.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2004, the transfer agent fees were equivalent to an annual rate of 0.41% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2004, the Fund paid brokerage commissions of $31,253 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $118,866,419 and $83,728,304, respectively, for the six months ended April 30, 2004.

During the six months ended April 30, 2004, the Fund loaned securities to certain brokers. At April 30, 2004, the value of securities on loan and the value of collateral amounted to $17,959,200 and $19,227,522, respectively. During the six months ended April 30, 2004, the Fund earned $38,502 in income from securities lending which is included in dividend income on the Statement of Operations.

On April 30, 2004, the aggregate cost of securities for federal income tax purposes was $225,695,341. The gross unrealized appreciation and depreciation on securities based on tax cost was $31,978,306 and $7,568,593, respectively, with a net unrealized appreciation of $24,409,713.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

20

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. SUBSEQUENT EVENT

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership -- With over $248 billion in assets under management as of March 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence -- We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience -- Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment -- We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003,Evergreen Investments was ranked third overall.

566668 rv1   6/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Tax Strategic Foundation Fund

Evergreen Tax Strategic Foundation Fund: Semiannual Report as of April 30, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Tax Strategic Foundation Fund, which covers the six-month period ended April 30, 2004.

Diversification once again played an important role for investors over the past six months. As the tug of war continued between solid fundamentals and geopolitical uncertainties, those portfolios properly allocated for one's long-term goals managed to participate in market gains while limiting the damage during periods of market weakness. Indeed, those investors exposed to domestic and international equities, commodities, and specific sector funds were able to balance the conflicting signals often sent by reports of growth in GDP and profits vs. many disturbing geopolitical developments.

Equity markets continued to benefit from the powerful combination of growth in GDP and profits throughout the investment period. Stimulative monetary and fiscal policies enabled the economic expansion to broaden from the consumer to U.S. businesses, and the major cost cutting initiatives enacted over the past two years resulted in dramatic improvements in operating leverage, driving corporate earnings higher. In addition to these domestic catalysts, investors in many international markets enjoyed the benefits of renewed growth, particularly in Asia, while strengthening euro provided investors with encouragement about prospects for improved growth in Europe.

LETTER TO SHAREHOLDERS continued

After emerging relatively unscathed from the volatile U.S. interest rate environment during the third quarter last year, equity investors entered the investment period with plenty of reasons to remain optimistic. Economic growth was accelerating, assisted by several forces propelling demand higher. First, the child tax credit refund checks distributed last summer resulted in significant gains in personal consumption. Second, the deflation concerns previously uttered by the Fed led to a new round of mortgage refinancing activity, which provided consumers with another infusion of cash. Finally, the new tax laws gave U.S. businesses increased incentives to invest, and spending on equipment and software surged.

As a result of these catalysts, economic growth in the U.S. exceeded 5% during the investment period. Higher demand led to more sales for U.S. businesses, and the massive cost cutting previously undertaken by corporations led to significantly larger than expected margin expansion, which propelled earnings higher. These gains in demand were not limited to the U.S. shores. Rapid economic expansion throughout Asia, led by surging demand from China, led to better than forecast gains in international economic growth. In addition, the recent expansion of the Euro-zone, coupled with more market friendly comments from European monetary policymakers, suggest the YTD weakness in many bourses on the continent may be overdone.

Record levels of productivity growth and major increases in capital investment provided a lift to many sector specific investment strategies. Attractive relative valuations boosted many healthcare stocks, and the

LETTER TO SHAREHOLDERS continued

surge in business spending on equipment and software provided the technology sector with solid growth in sales and profits. The growing international demand led to gains in many commodity and precious metal investments, while the improving trend for yield increased the attractiveness within the utilities and telecommunications sectors.

As always, we recommend that investors maintain a proper diversification within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of April 30, 2004

MANAGEMENT TEAM

Mathew M. Kiselak
Tax Exempt Fixed Income Team
Lead Manager

William E. Zieff
Global Structured Products Team
Lead Manager

CURRENT INVESTMENT STYLE1

1 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/2/1993

	Class A	Class B	Class C	Class I
Class inception date	1/17/1995	1/6/1995	3/3/1995	11/2/1993

Nasdaq Symbol	ETSAX	ETSBX	ETSCX	ETSYX
6-month return with sales charge	-2.96%	-2.42%	1.57%	N/A

6-month return w/o sales charge	2.98%	2.58%	2.57%	3.07%

Average annual return*

1 year with sales charge	4.50%	5.08%	9.08%	N/A

1 year w/o sales charge	10.89%	10.08%	10.08%	11.21%

5 year	-0.96%	-0.89%	-0.51%	0.49%

10 year	6.92%	6.84%	6.84%	7.83%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month end for Class A, B, C, or I shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Tax Strategic Foundation Fund Class A shares, versus a similar investment in the Standard & Poor's 500 Index (S&P 500), Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The S&P 500 and the LBMBI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

All data is as of April 30, 2004, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)
		Year Ended October 31,		Year Ended March 31,
CLASS A		2003	2002[1]	2002	2001	2000	1999
Net asset value, beginning of period	$15.03	$13.65	$14.93	$15.18	$17.18	$16.17	$16.36
Income from investment operations
Net investment income	0.14	0.27	0.19	0.34	0.35	0.36	0.34
Net realized and unrealized gains or losses on securities and futures contracts	0.31	1.38	-1.31	-0.25	-2.00	1.00	-0.16
Total from investment operations	0.45	1.65	-1.12	0.09	-1.65	1.36	0.18
Distributions to shareholders from
Net investment income	-0.15	-0.27	-0.16	-0.34	-0.35	-0.35	-0.34
Net realized gains	0	0	0	0	0	0	-0.03
Total distributions to shareholders	-0.15	-0.27	-0.16	-0.34	-0.35	-0.35	-0.37
Net asset value, end of period	$15.33	$15.03	$13.65	$14.93	$15.18	$17.18	$16.17
Total return[2]	2.98%	12.22%	-7.52%	0.62%	-9.69%	8.54%	1.19%
Ratios and supplemental data
Net assets, end of period (millions)	$38	$36	$35	$44	$57	$78	$82
Ratios to average net assets
Expenses[3]	1.41%[4]	1.39%	1.36%[4]	1.31%	1.29%	1.30%	1.33%
Net investment income	1.87%[4]	1.89%	2.21%[4]	2.19%	2.10%	2.15%	2.18%
Portfolio turnover rate	14%	40%	18%	21%	31%	120%	64%

[1]   For the seven months ended October 31, 2002. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2002.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)
		Year Ended October 31,		Year Ended March 31,
CLASS B		2003	2002[1]	2002	2001	2000	1999
Net asset value, beginning of period	$15.00	$13.62	$14.90	$15.16	$17.14	$16.14	$16.33
Income from investment operations
Net investment income	0.09	0.16	0.12	0.22	0.23	0.23	0.22
Net realized and unrealized gains or losses on securities and futures contracts	0.30	1.39	-1.29	-0.25	-1.98	1.00	-0.15
Total from investment operations	0.39	1.55	-1.17	-0.03	-1.75	1.23	0.07
Distributions to shareholders from
Net investment income	-0.09	-0.17	-0.11	-0.23	-0.23	-0.23	-0.23
Net realized gains	0	0	0	0	0	0	-0.03
Total distributions to shareholders	-0.09	-0.17	-0.11	-0.23	-0.23	-0.23	-0.26
Net asset value, end of period	$15.30	$15.00	$13.62	$14.90	$15.16	$17.14	$16.14
Total return[2]	2.58%	11.49%	-7.89%	-0.21%	-10.30%	7.69%	0.41%
Ratios and supplemental data
Net assets, end of period (millions)	$68	$81	$95	$125	$155	$209	$244
Ratios to average net assets
Expenses[3]	2.12%[4]	2.11%	2.11%[4]	2.06%	2.04%	2.05%	2.08%
Net investment income	1.16%[4]	1.17%	1.46%[4]	1.44%	1.35%	1.39%	1.42%
Portfolio turnover rate	14%	40%	18%	21%	31%	120%	64%

[1]   For the seven months ended October 31, 2002. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2002.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)
		Year Ended October 31,		Year Ended March 31,
CLASS C		2003	2002[1]	2002	2001	2000	1999
Net asset value, beginning of period	$14.98	$13.61	$14.88	$15.14	$17.12	$16.11	$16.30
Income from investment operations
Net investment income	0.09	0.15	0.12	0.22	0.23	0.23	0.22
Net realized and unrealized gains or losses on securities and futures contracts	0.30	1.39	-1.28	-0.25	-1.98	1.01	-0.15
Total from investment operations	0.39	1.54	-1.16	-0.03	-1.75	1.24	0.07
Distributions to shareholders from
Net investment income	-0.09	-0.17	-0.11	-0.23	-0.23	-0.23	-0.23
Net realized gains	0	0	0	0	0	0	-0.03
Total distributions to shareholders	-0.09	-0.17	-0.11	-0.23	-0.23	-0.23	-0.26
Net asset value, end of period	$15.28	$14.98	$13.61	$14.88	$15.14	$17.12	$16.11
Total return[2]	2.57%	11.42%	-7.83%	-0.21%	-10.31%	7.77%	0.41%
Ratios and supplemental data
Net assets, end of period (millions)	$11	$12	$16	$21	$28	$37	$45
Ratios to average net assets
Expenses[3]	2.12%[4]	2.11%	2.11%[4]	2.06%	2.04%	2.05%	2.08%
Net investment income	1.17%[4]	1.17%	1.46%[4]	1.44%	1.35%	1.39%	1.42%
Portfolio turnover rate	14%	40%	18%	21%	31%	120%	64%

[1]   For the seven months ended October 31, 2002. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2002.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[2]
		Year Ended October 31,		Year Ended March 31,
CLASS I1		2003[2]	2002[2,3]	2002	2001	2000[2]	1999
Net asset value, beginning of period	$15.08	$13.69	$14.96	$15.22	$17.22	$16.20	$16.39
Income from investment operations
Net investment income	0.17	0.31	0.20	0.52	0.46	0.40	0.37
Net realized and unrealized gains or losses on securities and futures contracts	0.30	1.39	-1.29	-0.40	-2.06	1.02	-0.15
Total from investment operations	0.47	1.70	-1.09	0.12	-1.60	1.42	0.22
Distributions to shareholders from
Net investment income	-0.18	-0.31	-0.18	-0.38	-0.40	-0.40	-0.38
Net realized gains	0	0	0	0	0	0	-0.03
Total distributions to shareholders	-0.18	-0.31	-0.18	-0.38	-0.40	-0.40	-0.41
Net asset value, end of period	$15.37	$15.08	$13.69	$14.96	$15.22	$17.22	$16.20
Total return	3.07%	12.55%	-7.32%	0.82%	-9.44%	8.86%	1.38%
Ratios and supplemental data
Net assets, end of period (millions)	$2	$2	$3	$4	$5	$8	$24
Ratios to average net assets
Expenses[4]	1.12%[5]	1.11%	1.11%[5]	1.06%	1.04%	1.04%	1.08%
Net investment income	2.17%[5]	2.17%	2.45%[5]	2.44%	2.35%	2.42%	2.42%
Portfolio turnover rate	14%	40%	18%	21%	31%	120%	64%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   For the seven months ended October 31, 2002. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2002.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 52.5%
AIRPORT 0.9%
Atlanta, GA Arpt. RRB, Ser. A, 5.75%, 01/01/2020, (Insd. by FGIC)	$ 1,000,000	$ 1,091,000
EDUCATION 3.6%
Massachusetts Hlth. & Edl. Facs. Auth. RB, Univ. of MA Proj., Ser.
A, 5.75%, 10/01/2019, (Insd. by FGIC)	1,000,000	1,107,240
New York Dormitory Auth. RB, Univ. Edl. Facs. Proj., 5.75%,
05/15/2013, (Insd. by FGIC)	2,755,000	3,152,023
4,259,263
GENERAL OBLIGATION - LOCAL 13.2%
Clark Cnty., WA GO, Sch. Dist. 117 Proj., 5.50%, 12/01/2016, (Insd. by FSA)	3,500,000	3,926,965
Cranston, RI GO, 5.50%, 07/15/2015, (Insd. by MBIA)	3,025,000	3,274,925
New York, NY GO:
Ser. E2, 3.30%, 08/01/2020, (LOC: J.P. Morgan Chase & Co.) VRDN	3,600,000	3,600,000
Ser. F, 5.25%, 08/01/2016, (Insd. by MBIA)	2,500,000	2,657,975
Pittsburgh, PA GO, Ser. A, 5.50%, 09/01/2014, (Insd. by AMBAC)	2,000,000	2,187,460
15,647,325
GENERAL OBLIGATION - STATE 3.6%
Nevada GO, Colorado River Commission Proj., Ser. A, 5.625%,
09/15/2024, (Insd. by FGIC)	4,010,000	4,279,873
HOSPITAL 8.2%
Massachusetts Hlth. & Edl. Facs. Auth. RB, Beth Israel Deaconess
Hosp. Proj., Ser. G, 5.75%, 07/01/2012, (Insd. by AMBAC)	2,500,000	2,516,050
New York, NY Hlth. & Hosp. Corp. RB, Ser. A, 5.125%, 02/15/2014,
(Insd. by AMBAC)	2,000,000	2,096,200
Oklahoma Indl. Auth. RRB, Hlth. Sys. Proj., Ser. A, 6.25%,
08/15/2015, (Insd. by MBIA)	4,010,000	4,517,345
Salt Lake City, UT Hosp. RRB, 6.30%, 02/15/2015, (Insd. by MBIA)	500,000	580,490
9,710,085
HOUSING 1.4%
Missouri Hsg. Dev. Commission SFHRB, Ser. B, 6.25%, 09/01/2015,
(Insd. by FNMA & GNMA)	230,000	237,960
New York Mtge. Agcy. SFHRB, Ser. 63, 5.60%, 04/01/2010	500,000	531,025
North Carolina HFA SFHRB, 5.80%, 09/01/2012, (Insd. by FHA)	435,000	461,600
Puerto Rico Hsg. Bank & Fin. Agcy. SFHRB, 5.85%, 04/01/2009,
(Coll.: GNMA/FNMA/FHLMC)	350,000	363,304
Utah HFA SFHRB, Ser. B-1, Class 1, 6.00%, 07/01/2016, (Insd. by FHA)	115,000	115,626
1,709,515
LEASE 4.6%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%,
11/01/2015, (Insd. by AMBAC)	2,000,000	2,272,880
Hillsborough Cnty., FL Sch. Board COP, Master Lease Proj., Ser. A,
5.375%, 07/01/2021, (Insd. by MBIA)	2,500,000	2,657,600
St. Louis, MO Muni. Fin. Corp. Leasehold RB, City Justice Ctr.
Proj., Ser. A, 5.95%, 02/15/2016, (Insd. by AMBAC)	500,000	545,715
5,476,195
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 4.5%
Alabama Docks Dept. Facs. RRB, 5.50%, 10/01/2022, (Insd. by MBIA)	$ 5,000,000	$ 5,348,400
PRE-REFUNDED 0.4%
New York Env. Facs. RRB, Clean Wtr. & Drinking Proj., 6.00%, 06/15/2017	370,000	422,899
RESOURCE RECOVERY 2.3%
Washington Pub. Pwr. Supply Sys. RRB, Nuclear Proj., Ser. C, 5.50%,
07/01/2017, (Insd. by MBIA)	2,500,000	2,694,550
SPECIAL TAX 1.8%
Washington, DC Convention Ctr. Auth. RB, 5.25%, 10/01/2014, (Insd.
by AMBAC)	2,000,000	2,130,460
TRANSPORTATION 5.3%
New Jersey Turnpike Auth. RRB, Ser. C 6.50%, 01/01/2016, (Insd. by MBIA)	1,400,000	1,667,811
New York, NY Trans. Auth. COP, Ser. A, 5.40%, 01/01/2019, (Insd. by AMBAC)	2,500,000	2,667,375
Wisconsin Trans. RB, Ser. A, 5.50%, 07/01/2016, (Insd. by FGIC)	1,800,000	1,961,838
6,297,024
WATER & SEWER 2.7%
New York Env. Facs. RRB, Clean Wtr. & Drinking Proj., 6.00%, 06/15/2017	2,885,000	3,233,075
Total Municipal Obligations (cost $56,740,382)		62,299,664

	Shares	Value

COMMON STOCKS 46.8%
CONSUMER DISCRETIONARY 5.2%
Auto Components 0.3%
Johnson Controls, Inc.	3,655	200,513
Lear Corp.	2,954	179,072
379,585
Hotels, Restaurants & Leisure 0.7%
Darden Restaurants, Inc.	8,557	193,902
International Game Technology, Inc.	5,002	188,775
Wendy's International, Inc.	4,773	186,147
Yum! Brands, Inc. *	7,481	290,188
859,012
Household Durables 0.3%
Black & Decker Corp.	5,990	346,521
Media 1.9%
Comcast Corp., Class A *	5,182	155,978
Knight-Ridder, Inc.	2,079	160,998
McGraw-Hill Companies, Inc.	3,551	280,032
Omnicom Group, Inc.	3,267	259,759
Time Warner, Inc. *	35,760	601,483
Viacom, Inc., Class B	9,425	364,277
Walt Disney Co.	17,838	410,809
2,233,336
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 0.3%
Federated Department Stores, Inc.	6,015	$ 294,735
Specialty Retail 1.7%
Advance Auto Parts, Inc. *	4,275	184,466
Best Buy Co., Inc.	3,304	179,242
Gap, Inc.	14,995	330,040
Home Depot, Inc.	15,014	528,342
Lowe's Companies, Inc.	3,931	204,648
Michaels Stores, Inc.	4,091	204,673
RadioShack Corp.	5,308	163,274
Toys "R" Us, Inc. *	16,835	260,101
2,054,786
CONSUMER STAPLES 5.5%
Beverages 1.2%
Coca-Cola Co.	15,040	760,573
Coca-Cola Enterprises, Inc.	15,836	427,572
PepsiCo, Inc.	5,435	296,153
1,484,298
Food & Staples Retailing 1.8%
Costco Wholesale Corp. *	10,022	375,324
CVS Corp.	12,379	478,201
Wal-Mart Stores, Inc.	21,787	1,241,859
2,095,384
Food Products 0.5%
Archer-Daniels Midland Co.	21,474	377,083
Dean Foods Co. *	5,226	175,489
552,572
Household Products 1.0%
Procter & Gamble Co.	10,713	1,132,900
Personal Products 0.3%
Avon Products, Inc.	4,535	380,940
Tobacco 0.7%
Altria Group, Inc.	15,059	833,967
ENERGY 3.1%
Oil & Gas 3.1%
Apache Corp.	3,907	163,586
ChevronTexaco Corp.	6,660	609,390
ConocoPhillips	7,909	563,912
Exxon Mobil Corp.	31,022	1,319,986
Marathon Oil Corp.	7,003	235,020
Occidental Petroleum Corp.	5,209	245,865
Pogo Producing Co.	3,190	157,331
Sunoco, Inc.	5,632	354,253
3,649,343
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 9.7%
Capital Markets 1.5%
Bear Stearns Companies, Inc.	5,506	$ 441,251
J.P. Morgan Chase & Co.	13,268	498,877
Lehman Brothers Holdings, Inc.	4,973	365,018
Merrill Lynch & Co., Inc.	8,368	453,796
1,758,942
Commercial Banks 1.8%
Bank of America Corp.	11,234	904,225
Bank One Corp.	8,727	430,852
National City Corp.	6,993	242,447
U.S. Bancorp	9,159	234,837
Wells Fargo & Co.	5,536	312,562
2,124,923
Consumer Finance 0.3%
Capital One Financial Corp.	5,506	360,808
Diversified Financial Services 1.9%
CIT Group, Inc.	8,114	278,878
Citigroup, Inc.	40,326	1,939,278
2,218,156
Insurance 2.3%
Ace, Ltd.	7,541	330,597
Allstate Corp.	10,698	491,038
American International Group, Inc.	9,924	711,055
Fidelity National Financial, Inc.	6,473	236,912
Loews Corp.	5,116	296,779
MetLife, Inc.	9,775	337,238
St. Paul Companies, Inc.	8,754	356,025
2,759,644
Real Estate 0.2%
Equity Office Properties Trust REIT	7,993	201,184
Thrifts & Mortgage Finance 1.7%
Countrywide Financial Corp.	10,598	628,432
Fannie Mae	6,444	442,832
Freddie Mac	3,398	198,443
Golden West Financial Corp.	4,626	486,239
Washington Mutual, Inc.	7,849	309,172
2,065,118
HEALTH CARE 6.4%
Biotechnology 0.6%
Amgen, Inc. *	6,815	383,480
Genzyme Corp. *	8,940	389,427
772,907
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 0.8%
Bausch & Lomb, Inc.	3,222	$ 202,438
Boston Scientific Corp. *	9,100	374,829
Guidant Corp.	5,250	330,803
908,070
Health Care Providers & Services 1.2%
Aetna, Inc.	7,200	595,800
Anthem, Inc. *	2,535	224,550
Medco Health Solutions, Inc. *	7,697	272,474
Wellpoint Health Networks, Inc., Class A *	3,541	395,494
1,488,318
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	19,243	482,999
Johnson & Johnson Co.	24,371	1,316,765
King Pharmaceuticals, Inc. *	16,080	277,380
Merck & Co., Inc.	10,860	510,420
Pfizer, Inc.	40,983	1,465,552
Watson Pharmaceuticals, Inc. *	4,733	168,542
Wyeth	7,124	271,211
4,492,869
INDUSTRIALS 5.0%
Aerospace & Defense 0.9%
L-3 Communications Holdings, Inc. *(p)	6,705	413,967
Northrop Grumman Corp.	2,770	274,922
United Technologies Corp.	4,658	401,799
1,090,688
Air Freight & Logistics 0.5%
FedEx Corp.	4,919	353,725
Ryder System, Inc.	7,098	261,136
614,861
Building Products 0.7%
American Standard Companies, Inc. *	4,729	497,444
Masco Corp.	12,612	353,262
850,706
Commercial Services & Supplies 0.5%
Cendant Corp.	22,304	528,159
Industrial Conglomerates 1.7%
3M Co.	3,280	283,654
General Electric Co.	47,003	1,407,740
Tyco International, Ltd.	9,700	266,265
1,957,659
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 0.6%
Paccar, Inc.	7,831	$ 442,138
SPX Corp.	5,659	250,977
693,115
Road & Rail 0.1%
Burlington Northern Santa Fe Corp.	4,810	157,287
INFORMATION TECHNOLOGY 7.8%
Communications Equipment 1.4%
Cisco Systems, Inc. *	35,636	743,723
Motorola, Inc.	19,394	353,941
QUALCOMM, Inc.	6,770	422,854
UTStarcom, Inc. *(p)	4,271	112,541
1,633,059
Computers & Peripherals 1.7%
Dell, Inc. *	13,200	458,172
Hewlett-Packard Co.	24,635	485,309
International Business Machines Corp.	10,839	955,675
Lexmark International Group, Inc., Class A *	1,222	110,542
SanDisk Corp. *	1,890	43,678
2,053,376
Electronic Equipment & Instruments 0.3%
CDW Corp.	1,700	106,233
Jabil Circuit, Inc. *	4,506	118,914
Sanmina Corp. *	13,261	132,875
358,022
Internet Software & Services 0.1%
Yahoo!, Inc. *	2,948	148,756
IT Services 0.3%
Affiliated Computer Services, Inc., Class A *	3,352	162,572
Fiserv, Inc. *	4,390	160,498
323,070
Office Electronics 0.1%
Xerox Corp. *	8,449	113,470
Semiconductors & Semiconductor Equipment 1.6%
Applied Materials, Inc. *	6,568	119,735
Intel Corp.	45,367	1,167,293
National Semiconductor Corp. *	5,267	214,841
Texas Instruments, Inc.	19,175	481,292
1,983,161
Software 2.3%
Adobe Systems, Inc.	5,029	207,899
BMC Software, Inc. *	4,438	76,777
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Electronic Arts, Inc. *	5,660	$ 286,509
Microsoft Corp.	56,736	1,473,434
Oracle Corp. *	28,617	321,083
Symantec Corp. *	5,937	267,462
Veritas Software Corp. *	2,682	71,529
2,704,693
MATERIALS 1.3%
Chemicals 0.1%
Praxair, Inc.	2,000	73,100
Containers & Packaging 0.3%
Ball Corp.	6,276	414,216
Metals & Mining 0.5%
Alcoa, Inc.	10,098	310,513
Phelps Dodge Corp. *	4,160	273,853
584,366
Paper & Forest Products 0.4%
Georgia-Pacific Corp.	14,018	492,032
TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.1%
BellSouth Corp.	10,539	272,012
SBC Communications, Inc.	13,396	333,560
Sprint Corp.	8,726	156,108
Verizon Communications, Inc.	13,934	525,869
1,287,549
Wireless Telecommunications Services 0.4%
Nextel Communications, Inc., Class A	19,169	457,373
UTILITIES 1.3%
Electric Utilities 0.7%
CenterPoint Energy, Inc.	19,820	213,858
Entergy Corp.	5,677	309,964
Exelon Corp.	3,263	218,425
PPL Corp.	3,041	130,307
872,554
Gas Utilities 0.5%
NiSource, Inc.	8,615	173,678
Sempra Energy	12,025	381,794
555,472
Multi-Utilities & Unregulated Power 0.1%
Public Service Enterprise Group, Inc.	3,350	143,715
Total Common Stocks (cost $43,111,524)		55,538,777
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.5%
U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Bills, 0.95%, 06/10/2004 (f)#	$ 125,000	$ 124,880

	Shares	Value

MUTUAL FUND SHARES 0.4%
Evergreen Institutional Municipal Money Market Fund (o)	121,667	121,667
Navigator Prime Portfolio (pp)	374,078	374,078
495,745
Total Short-Term Investments (cost $620,613)		620,625
Total Investments (cost $100,472,519) 99.8%		118,459,066
Other Assets and Liabilities 0.2%		287,808
Net Assets 100.0%		$ 118,746,874

(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(f)	All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open futures contracts.
#	Rate shown represents the yield to maturity at date of purchase.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
REIT	Real Estate Investment Trust
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2004.
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004  (unaudited)

Assets
Investments in securities, at value (cost $100,472,519) including
$359,050 of securities loaned	$ 118,459,066
Receivable for Fund shares sold	51,967
Dividends and interest receivable	899,321
Receivable for securities lending income	45
Prepaid expenses and other assets	38,270

Total assets	119,448,669

Liabilities
Payable for Fund shares redeemed	260,632
Payable for securities on loan	374,078
Payable for daily variation margin on open futures contracts	3,200
Advisory fee payable	5,375
Distribution Plan expenses payable	7,426
Due to other related parties	5,494
Accrued expenses and other liabilities	45,590

Total liabilities	701,795

Net assets	$ 118,746,874

Net assets represented by
Paid-in capital	$ 105,037,238
Undistributed net investment income	131,939
Accumulated net realized losses on securities and futures contracts	(4,403,316)
Net unrealized gains on securities and futures contracts	17,981,013

Total net assets	$ 118,746,874

Net assets consists of
Class A	$ 37,560,350
Class B	68,330,260
Class C	10,605,650
Class I	2,250,614

Total net assets	$ 118,746,874

Shares outstanding
Class A	2,450,184
Class B	4,466,360
Class C	694,121
Class I	146,418

Net asset value per share
Class A	$ 15.33
Class A -- Offering price (based on sales charge of 5.75%)	$ 16.26
Class B	$ 15.30
Class C	$ 15.28
Class I	$ 15.37

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2004  (unaudited)

Investment income
Interest	$ 1,627,419
Dividends	466,068

Total investment income	2,093,487

Expenses
Advisory fee	456,770
Distribution Plan expenses
Class A	55,799
Class B	382,864
Class C	57,114
Administrative services fee	63,673
Transfer agent fees	105,301
Trustees' fees and expenses	2,902
Printing and postage expenses	26,973
Custodian and accounting fees	18,103
Registration and filing fees	26,285
Professional fees	8,590
Other	5,369

Total expenses	1,209,743
Less: Expense reductions	(252)
Expense reimbursements	(735)

Net expenses	1,208,756

Net investment income	884,731

Net realized and unrealized gains or losses on securities
and futures contracts
Net realized gains on:
Securities	5,886,450
Futures contracts	25,099

Net realized gains on securities and futures contracts	5,911,549
Net change in unrealized gains or losses on securities and futures contracts	(3,072,602)

Net realized and unrealized gains or losses on securities and futures contracts	2,838,947

Net increase in net assets resulting from operations	$ 3,723,678

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2004		Year Ended
	(unaudited)		October 31, 2003

Operations
Net investment income		$ 884,731		$ 1,908,135
Net realized gains or losses on securities and futures contracts		5,911,549		(6,845,520)
Net change in unrealized gains or losses on securities and futures contracts		(3,072,602)		19,849,397

Net increase in net assets resulting from operations		3,723,678		14,912,012

Distributions to shareholders from
Net investment income
Class A		(361,066)		(670,420)
Class B		(436,099)		(1,056,949)
Class C		(64,040)		(176,793)
Class I		(26,141)		(55,287)

Total distributions to shareholders		(887,346)		(1,959,449)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	50,012	777,134	89,050	1,236,779
Class B	28,391	435,292	98,417	1,384,890
Class C	23,310	359,049	52,817	723,732
Class I	707	11,173	7,244	98,870

		1,582,648		3,444,271

Net asset value of shares issued in reinvestment of distributions
Class A	20,483	318,355	42,644	603,672
Class B	22,092	342,570	59,768	840,809
Class C	3,075	47,642	9,393	131,775
Class I	1,125	17,519	2,240	31,837

		726,086		1,608,093

Automatic conversion of Class B shares to Class A shares
Class A	283,116	4,412,044	311,211	4,329,066
Class B	(283,741)	(4,412,044)	(312,041)	(4,329,066)

		0		0

Payment for shares redeemed
Class A	(311,469)	(4,819,280)	(611,638)	(8,601,993)
Class B	(694,902)	(10,791,742)	(1,409,505)	(19,749,925)
Class C	(128,823)	(1,990,897)	(466,617)	(6,564,019)
Class I	(8,568)	(132,835)	(86,299)	(1,211,867)

		(17,734,754)		(36,127,804)

Net decrease in net assets resulting from capital share transactions		(15,426,020)		(31,075,440)

Total decrease in net assets		(12,589,688)		(18,122,877)
Net assets
Beginning of period		131,336,562		149,459,439

End of period		$ 118,746,874		$ 131,336,562

Undistributed net investment income		$ 131,939		$ 134,554

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Tax Strategic Foundation Fund (the Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.55% and declining to 0.40% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee which started at 0.75% and declined to 0.60% as the Fund's average daily net assets increased.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended April 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $735.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2004, the transfer agent fees were equivalent to an annual rate of 0.17% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $18,331,321 and $33,744,624, respectively, for the six months ended April 30, 2004.

At April 30, 2004, the Fund had open futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	April 30, 2004	Loss

June 2004	8 S&P 500	$ 447,974	$ 442,440	$ 5,534

During the six months ended April 30, 2004, the Fund loaned securities to certain brokers. At April 30, 2004, the value of securities on loan and the value of collateral amounted to $359,050 and $374,078, respectively. During the six months ended April 30, 2004, the Fund earned $196 in income from securities lending which is included in dividend income on the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

On April 30, 2004, the aggregate cost of securities for federal income tax purposes was $100,553,664. The gross unrealized appreciation and depreciation on securities based on tax cost was $18,556,742 and $651,340, respectively, with a net unrealized appreciation of $17,905,402.

As of October 31, 2003, the Fund had $10,208,705 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2009	2010	2011

$ 155,004	$ 1,489,903	$ 1,652,236	$ 6,911,562

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2004, the Fund had no borrowings under this agreement.

10. SUBSEQUENT EVENT

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership -- With over $248 billion in assets under management as of March 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence -- We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience -- Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment -- We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003,Evergreen Investments was ranked third overall.

566667 rv1   6/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Technology Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC’s website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Technology Fund, which covers the six-month period ended April 30, 2004.
Diversification once again played an important role for investors over the past six months. As the tug of war continued between solid fundamentals and geopolitical uncertainties, those portfolios properly allocated for one’s long-term goals managed to participate in market gains while limiting the damage during periods of market weakness. Indeed, those investors exposed to domestic and international equities, commodities, and specific sector funds were able to balance the conflicting signals often sent by reports of growth in GDP and profits vs. many disturbing geopolitical developments.

Equity markets continued to benefit from the powerful combination of growth in GDP and profits throughout the investment period. Stimulative monetary and fiscal policies enabled the economic expansion to broaden from the consumer to U.S. businesses, and the major cost cutting initiatives enacted over the past two years resulted in dramatic improvements in operating leverage, driving corporate earnings higher. In addition to these domestic catalysts, investors in many international markets enjoyed the benefits of renewed growth, particularly in Asia, while strengthening euro provided investors with encouragement about prospects for improved growth in Europe.

1

LETTER TO SHAREHOLDERS continued

After emerging relatively unscathed from the volatile U.S. interest rate environment during the third quarter last year, equity investors entered the investment period with plenty of reasons to remain optimistic. Economic growth was accelerating, assisted by several forces propelling demand higher. First, the child tax credit refund checks distributed last summer resulted in significant gains in personal consumption. Second, the deflation concerns previously uttered by the Fed led to a new round of mortgage refinancing activity, which provided consumers with another infusion of cash. Finally, the new tax laws gave U.S. businesses increased incentives to invest, and spending on equipment and software surged.

As a result of these catalysts, economic growth in the U.S. exceeded 5% during the investment period. Higher demand led to more sales for U.S. businesses, and the massive cost cutting previously undertaken by corporations led to significantly larger than expected margin expansion, which propelled earnings higher. These gains in demand were not limited to the U.S. shores. Rapid economic expansion throughout Asia, led by surging demand from China, led to better than forecast gains in international economic growth. In addition, the recent expansion of the Euro-zone, coupled with more market friendly comments from European monetary policymakers, suggest the YTD weakness in many bourses on the continent may be overdone.

Record levels of productivity growth and major increases in capital investment provided a lift to many sector specific investment strategies. Attractive relative valuations boosted many healthcare stocks, and the

2

LETTER TO SHAREHOLDERS continued

surge in business spending on equipment and software provided the technology sector with solid growth in sales and profits. The growing international demand led to gains in many commodity and precious metal investments, while the improving trend for yield increased the attractiveness within the utilities and telecommunications sectors.

As always, we recommend that investors maintain a proper diversification within their portfolios in order to achieve their long-term investment goals.
Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of April 30, 2004

MANAGEMENT TEAM

John L. Rutledge
Large Cap Core Growth Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/22/1999

	Class A	Class B	Class C	Class I
Class inception date	12/22/1999	12/22/1999	12/22/1999	12/22/1999

Nasdaq symbol
	ETCAX	ETCBX	ETCCX	ETCYX

6-month return with sales charge	-10.78%	-10.35%	-6.58%	N/A

6-month return w/o sales charge	-5.31%	-5.63%	-5.64%	-5.25%

Average annual return*

1 year with sales charge	14.43%	15.74%	19.79%	N/A

1 year w/o sales charge	21.49%	20.74%	20.79%	21.94%

Since portfolio inception	-13.26%	-13.12%	-12.75%	-11.82%

* Adjusted for maximum applicable sales charge, unless noted. .

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month end for Class A, B, C, or I shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Technology Fund Class A shares, versus a similar investment in the Merrill Lynch 100 Technology Index1 (ML 100 Technology), the Standard and Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The ML 100 Technology and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

All data is as of April 30, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,
CLASS A		2003[1]	2002[1]	2001[1]	2000[1,2]
Net asset value, beginning of period	$6.03	$4.62	$6.30	$9.97	$10.00
Income from investment operations
Net investment loss	-0.07	-0.12	-0.13	-0.15	-0.10
Net realized and unrealized gains or losses on securities	-0.25	1.53	-1.55	-3.52	0.07[3]
Total from investment operations	-0.32	1.41	-1.68	-3.67	-0.03
Net asset value, end of period	$5.71	$6.03	$4.62	$6.30	$9.97
Total return[4]	-5.31%	30.52%	-26.67%	-36.81%	-0.30%
Ratios and supplemental data
Net assets, end of period (thousands)	$7,547	$6,170	$5,267	$4,732	$4,645
Ratios to average net assets
Expenses[5]	2.55%[6]	2.80%	2.69%	2.53%	1.72%[6]
Net investment loss	-2.16%[6]	-2.35%	-2.34%	-1.96%	-1.19%[6]
Portfolio turnover rate	64%	202%	214%	368%	185%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

[3]   The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,
CLASS B		2003[1]	2002[1]	2001[1]	2000[1,2]
Net asset value, beginning of period	$5.86	$4.52	$6.22	$9.90	$10.00
Income from investment operations
Net investment loss	-0.09	-0.15	-0.18	-0.20	-0.19
Net realized and unrealized gains or losses on securities	-0.24	1.49	-1.52	-3.48	0.09[3]
Total from investment operations	-0.33	1.34	-1.70	-3.68	-0.10
Net asset value, end of period	$5.53	$5.86	$4.52	$6.22	$9.90
Total return[4]	-5.63%	29.65%	-27.33%	-37.17%	-1.00%
Ratios and supplemental data
Net assets, end of period (thousands)	$4,665	$4,593	$2,887	$7,049	$7,664
Ratios to average net assets
Expenses[5]	3.26%[6]	3.51%	3.36%	3.28%	2.49%[6]
Net investment loss	-2.88%[6]	-3.09%	-3.00%	-2.72%	-1.96%[6]
Portfolio turnover rate	64%	202%	214%	368%	185%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

[3]   The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,
CLASS C		2003[1]	2002[1]	2001[1]	2000[1,2]
Net asset value, beginning of period	$5.85	$4.51	$6.22	$9.91	$10.00
Income from investment operations
Net investment loss	-0.09	-0.15	-0.18	-0.20	-0.15
Net realized and unrealized gains or losses on securities	-0.24	1.49	-1.53	-3.49	0.06[3]
Total from investment operations	-0.33	1.34	-1.71	-3.69	-0.09
Net asset value, end of period	$5.52	$5.85	$4.51	$6.22	$9.91
Total return[4]	-5.64%	29.71%	-27.49%	-37.24%	-0.90%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,438	$2,332	$1,470	$1,902	$1,798
Ratios to average net assets
Expenses[5]	3.27%[6]	3.51%	3.41%	3.28%	2.47%[6]
Net investment loss	-2.88%[6]	-3.09%	-3.05%	-2.71%	-1.88%[6]
Portfolio turnover rate	64%	202%	214%	368%	185%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

[3]   The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[2]
		Year Ended October 31,
CLASS I1		2003[2]	2002[2]	2001[2]	2000[2,3]
Net asset value, beginning of period	$6.10	$4.65	$6.34	$10.00	$10.00
Income from investment operations
Net investment loss	-0.06	-0.11	-0.12	-0.13	-0.10
Net realized and unrealized gains or losses on securities	-0.26	1.56	-1.57	-3.53	0.10[4]
Total from investment operations	-0.32	1.45	-1.69	-3.66	0
Net asset value, end of period	$5.78	$6.10	$4.65	$6.34	$10.00
Total return	-5.25%	31.18%	-26.66%	-36.60%	0.00%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,785	$1,087	$352	$371	$217
Ratios to average net assets
Expenses[5]	2.27%[6]	2.50%	2.44%	2.30%	1.49%[6]
Net investment loss	-1.88%[6]	-2.11%	-2.08%	-1.74%	-0.99%[6]
Portfolio turnover rate	64%	202%	214%	368%	185%

[1]   Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

[4]   The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

April 30, 2004 (unaudited)

	Shares	Value

COMMON STOCKS 96.5%
CONSUMER DISCRETIONARY 3.1%
Internet & Catalog Retail 3.1%
Amazon.com, Inc. *	6,000	$ 260,760
eBay, Inc. *	3,000	239,460
500,220
INDUSTRIALS 4.5%
Aerospace &Defense 4.5%
L-3 Communications Holdings, Inc. *	12,000	740,880
INFORMATION TECHNOLOGY 88.9%
Communications Equipment 15.0%
Avaya, Inc. *	10,000	136,800
Cisco Systems, Inc. *	26,000	542,620
Corning, Inc. *	16,000	176,480
Lucent Technologies, Inc. *(p)	70,000	235,900
Motorola, Inc.	12,000	219,000
Nokia Corp., ADR	38,000	532,380
Nortel Networks Corp. *	50,000	187,000
QUALCOMM, Inc.	7,000	437,220
2,467,400
Computers & Peripherals 14.2%
EMC Corp. *	40,000	446,400
Hewlett-Packard Co.	32,000	630,400
International Business Machines Corp.	5,000	440,850
Lexmark International Group, Inc., Class A *	9,000	814,140
2,331,790
Electronic Equipment & Instruments 5.4%
Amphenol Corp., Class A *	8,000	252,880
Flextronics International, Ltd. *	16,000	257,600
Jabil Circuit, Inc. *	14,000	369,460
879,940
Internet Software & Services 1.8%
SINA Corp. *	5,089	145,037
Yahoo!, Inc. *	3,000	151,380
296,417
IT Services 14.1%
Accenture, Ltd., Class A *	30,000	713,100
Affiliated Computer Services, Inc., Class A *	14,497	703,105
CheckFree Corp. *	12,000	360,480
First Data Corp.	8,000	363,120
SunGard Data Systems, Inc. *	7,000	182,490
2,322,295

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 16.4%
Altera Corp. *	8,000	$ 160,080
Analog Devices, Inc.	6,000	255,600
Applied Materials, Inc. *	15,000	273,450
ATI Technologies, Inc. *	20,000	291,000
Broadcom Corp., Class A *	6,000	226,560
Intel Corp.	24,000	617,520
KLA-Tencor Corp. *	4,000	166,680
Lam Research Corp. *	10,000	221,400
National Semiconductor Corp. *	8,000	326,320
NVIDIA Corp. *(p)	8,000	164,320
2,702,930
Software 22.0%
Amdocs, Ltd. *	18,000	477,900
Autodesk, Inc.	13,083	438,280
BEA Systems, Inc. *	12,000	136,920
Cadence Design Systems, Inc. *	10,000	128,200
Citrix Systems, Inc. *	12,000	228,600
Intuit, Inc. *	4,000	169,880
Microsoft Corp.	28,000	727,160
Network Associates, Inc. *	16,000	250,880
Oracle Corp. *	14,000	157,080
Symantec Corp. *	20,000	901,000
3,615,900
Total Common Stocks (cost $14,279,149)		15,857,772
SHORT-TERM INVESTMENTS 3.0%
MUTUAL FUND SHARES 3.0%
Evergreen Institutional U.S. Government Money Market Fund (o)	189,968	189,968
Navigator Prime Portfolio (pp)	306,500	306,500
Total Short-Term Investments (cost $496,468)		496,468
Total Investments (cost $14,775,617) 99.5%		16,354,240
Other Assets and Liabilities 0.5%		81,004
Net Assets 100.0%		$ 16,435,244
*	Non-income producing security
(p)	All or a portion of this security is on loan
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
ADR	American Depository Receipt

See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $14,775,617) including
$276,940 of securities loaned	$ 16,354,240
Receivable for securities sold	986,132
Receivable for Fund shares sold	149,574
Dividends receivable	318
Receivable for securities lending income	41
Prepaid expenses and other assets	25,943

Total assets	17,516,248

Liabilities
Payable for securities purchased	692,935
Payable for Fund shares redeemed	60,681
Payable for securities on loan	306,500
Advisory fee payable	191
Distribution Plan expenses payable	784
Due to other related parties	391
Accrued expenses and other liabilities	19,522

Total liabilities	1,081,004

Net assets	$ 16,435,244

Net assets represented by
Paid-in capital	$ 25,746,686
Undistributed net investment loss	(204,149)
Accumulated net realized losses on securities	(10,685,916)
Net unrealized gains on securities	1,578,623

Total net assets	$ 16,435,244

Net assets consists of
Class A	$ 7,547,034
Class B	4,665,344
Class C	2,438,115
Class I	1,784,751

Total net assets	$ 16,435,244

Shares outstanding
Class A	1,321,810
Class B	844,063
Class C	441,641
Class I	308,852

Net asset value per share
Class A	$ 5.71
Class A -- Offering price (based on sales charge of 5.75%)	$ 6.06
Class B	$ 5.53
Class C	$ 5.52
Class I	$ 5.78

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2004 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $2,042)	$ 28,384
Securities lending income	1,733
Income from affiliates	1,972

Total investment income	32,089

Expenses
Advisory fee	78,023
Distribution Plan expenses
Class A	11,124
Class B	24,587
Class C	13,120
Administrative services fee	8,283
Transfer agent fees	45,222
Trustees' fees and expenses	96
Printing and postage expenses	10,329
Custodian and accounting fees	2,516
Registration and filing fees	22,126
Professional fees	9,000
Other	23,803

Total expenses	248,229
Less: Expense reductions	(28)
Fee waivers and expense reimbursements	(11,990)

Net expenses	236,211

Net investment loss	(204,122)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	501,055
Net change in unrealized gains or losses on securities	(1,402,687)

Net realized and unrealized gains or losses on securities	(901,632)

Net decrease in net assets resulting from operations	$ (1,105,754)

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2004		Year Ended
	(unaudited)		October 31, 2003

Operations

Net investment loss		$ (204,122)		$ (311,041)
Net realized gains on securities		501,055		443,396
Net change in unrealized gains or losses on securities
		(1,402,687)		3,202,216

Net increase (decrease) in net assets resulting from operations		(1,105,754)		3,334,571

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	503,180	3,140,128	3,289,604	16,148,323
Class B	156,147	945,487	369,872	1,821,780
Class C	122,029	735,054	301,766	1,475,750
Class I	528,307	3,322,258	456,421	2,462,722

		8,142,927		21,908,575

Automatic conversion of Class B shares to Class A shares
Class A	11,895	73,847	8,610	42,115
Class B	(12,269)	(73,847)	(8,817)	(42,115)

		0		0

Payment for shares redeemed
Class A	(215,802)	(1,349,555)	(3,416,551)	(16,905,767)
Class B	(83,284)	(499,788)	(216,648)	(1,064,671)
Class C	(78,774)	(467,901)	(229,043)	(1,103,745)
Class I	(397,641)	(2,466,845)	(353,803)	(1,962,353)

		(4,784,089)		(21,036,536)

Net increase in net assets resulting from capital share transactions
		3,358,838		872,039

Total increase in net assets		2,253,084		4,206,610
Net assets
Beginning of period		14,182,160		9,975,550

End of period		$ 16,435,244		$ 14,182,160

Undistributed net investment loss		$ (204,149)		$ (27)

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION
Evergreen Technology Fund (the “Fund”) is a non-diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending
The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

15

NOTES TO FINANCIAL STATEMENTS†(unaudited) continued

d. Federal taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.70% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.95% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended April 30, 2004, EIMC waived its fee in the amount of $11,655 and reimbursed expenses relating to Class A shares in the amount of $335 which represents 0.14% of the Fund’s average daily net assets and 0.01% of the average daily net assets of Class A shares respectively. Total amounts subject to recoupment as of April 30, 2004 were $14,770.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2004, the transfer agent fees were equivalent to an annual rate 0.55% of the Fund’s average daily net assets.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2004, the Fund paid brokerage commissions of $31,253 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS
Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.
The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $13,053,932 and $10,217,067, respectively, for the six months ended April 30, 2004.
During the six months ended April 30, 2004, the Fund loaned securities to certain brokers. At April 30, 2004, the value of securities on loan and the value of collateral amounted to $276,940 and $306,500, respectively.

On April 30, 2004, the aggregate cost of securities for federal income tax purposes was $14,913,662. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,159,863 and $719,285, respectively, with a net unrealized appreciation of $1,440,578.

As of October 31, 2003, the Fund had $10,988,865 in capital loss carryovers for federal income tax purposes with $525,390 expiring in 2008, $7,848,521 expiring in 2009 and $2,614,954 expiring in 2010.

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES
Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT
The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK
The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. SUBSEQUENT EVENT
Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund’s shares.

18

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19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research &Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson &Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam &Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden &Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership -- With over $248 billion in assets under management as of March 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence -- We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience -- Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment -- We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003,Evergreen Investments was ranked third overall.

566671 rv 16/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Utility and Telecommunications Fund

Evergreen Utility and Telecommunications Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Utility and Telecommunications Fund, which covers the six-month period ended April 30, 2004.

Diversification once again played an important role for investors over the past six months. As the tug of war continued between solid fundamentals and geopolitical uncertainties, those portfolios properly allocated for one's long-term goals managed to participate in market gains while limiting the damage during periods of market weakness. Indeed, those investors exposed to domestic and international equities, commodities, and specific sector funds were able to balance the conflicting signals often sent by reports of growth in GDP and profits vs. many disturbing geopolitical developments.

Equity markets continued to benefit from the powerful combination of growth in GDP and profits throughout the investment period. Stimulative monetary and fiscal policies enabled the economic expansion to broaden from the consumer to U.S. businesses, and the major cost cutting initiatives enacted over the past two years resulted in dramatic improvements in operating leverage, driving corporate earnings higher. In addition to these domestic catalysts, investors in many international markets enjoyed the benefits of renewed growth, particularly in Asia, while strengthening euro provided investors with encouragement about prospects for improved growth in Europe.

1

LETTER TO SHAREHOLDERS continued

After emerging relatively unscathed from the volatile U.S. interest rate environment during the third quarter last year, equity investors entered the investment period with plenty of reasons to remain optimistic. Economic growth was accelerating, assisted by several forces propelling demand higher. First, the child tax credit refund checks distributed last summer resulted in significant gains in personal consumption. Second, the deflation concerns previously uttered by the Fed led to a new round of mortgage refinancing activity, which provided consumers with another infusion of cash. Finally, the new tax laws gave U.S. businesses increased incentives to invest, and spending on equipment and software surged.

As a result of these catalysts, economic growth in the U.S. exceeded 5% during the investment period. Higher demand led to more sales for U.S. businesses, and the massive cost cutting previously undertaken by corporations led to significantly larger than expected margin expansion, which propelled earnings higher. These gains in demand were not limited to the U.S. shores. Rapid economic expansion throughout Asia, led by surging demand from China, led to better than forecast gains in international economic growth. In addition, the recent expansion of the Euro-zone, coupled with more market friendly comments from European monetary policymakers, suggest the YTD weakness in many bourses on the continent may be overdone.

Record levels of productivity growth and major increases in capital investment provided a lift to many sector specific investment strategies. Attractive relative valuations boosted many healthcare stocks, and the

2

LETTER TO SHAREHOLDERS continued

surge in business spending on equipment and software provided the technology sector with solid growth in sales and profits. The growing international demand led to gains in many commodity and precious metal investments, while the improving trend for yield increased the attractiveness within the utilities and telecommunications sectors.

As always, we recommend that investors maintain a proper diversification within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of April 30, 2004

MANAGEMENT TEAM

Timothy P. O'Brien, CFA
Value Equity Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/4/1994

	Class A	Class B	Class C	Class I
Class inception date	1/4/1994	1/4/1994	9/2/1994	2/28/1994

Nasdaq symbol	EVUAX	EVUBX	EVUCX	EVUYX

6-month return with sales charge	5.53%	6.61%	10.60%	N/A

6-month return w/o sales charge	12.00%	11.61%	11.60%	12.13%

Average annual return*

1 year with sales charge	24.64%	26.33%	30.29%	N/A

1 year w/o sales charge	32.25%	31.33%	31.29%	32.79%

5 year	-1.65%	-1.53%	-1.22%	-0.21%

10 year	6.46%	6.30%	6.32%	7.37%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, B, C, or I shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Utility and Telecommunications Fund Class A shares, versus a similar investment in the Standard and Poor's 500 Index (S&P 500), Standard and Poor's Utility Index (S&P Utilities) and the Consumer Price Index (CPI).

The S&P 500 and S&P Utilities are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

All data is as of April 30, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)
		Year Ended October 31,				Year Ended July 31,
CLASS A		2003	2002	2001	2000[1]	2000	1999
Net asset value, beginning of period	$7.67	$6.40	$8.66	$14.69	$13.96	$12.85	$11.76
Income from investment operations
Net investment income	0.11	0.17	0.25	0.40	0.09	0.35	0.42
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.81	1.27	-2.26	-5.00	0.72	2.29	2.37
Total from investment operations	0.92	1.44	-2.01	-4.60	0.81	2.64	2.79
Distributions to shareholders from
Net investment income	-0.11	-0.17	-0.25	-0.38	-0.08	-0.35	-0.42
Net realized gains	0	0	0	-1.05	0	-1.18	-1.28
Total distributions to shareholders	-0.11	-0.17	-0.25	-1.43	-0.08	-1.53	-1.70
Net asset value, end of period	$8.48	$7.67	$6.40	$8.66	$14.69	$13.96	$12.85
Total return[2]	12.00%	22.99%	-23.57%	-34.00%	5.76%	21.75%	26.05%
Ratios and supplemental data
Net assets, end of period (thousands)	$171,987	$164,414	$143,567	$218,603	$327,067	$299,675	$108,411
Ratios to average net assets
Expenses[3]	1.54%[4]	1.58%	1.16%	1.10%	1.09%[4]	1.06%	1.03%
Net investment income	2.53%[4]	2.55%	3.26%	3.20%	2.50%[4]	2.41%	3.60%
Portfolio turnover rate	28%	177%	304%	83%	28%	66%	46%

[1]   For the three months ended October 31, 2000. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2000.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)
		Year Ended October 31,				Year Ended July 31,
CLASS B		2003	2002	2001	2000[1]	2000	1999
Net asset value, beginning of period	$7.67	$6.40	$8.67	$14.70	$13.97	$12.86	$11.76
Income from investment operations
Net investment income	0.08	0.12	0.19	0.29	0.06	0.24	0.34
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.81	1.27	-2.27	-4.97	0.72	2.29	2.37
Total from investment operations	0.89	1.39	-2.08	-4.68	0.78	2.53	2.71
Distributions to shareholders from
Net investment income	-0.08	-0.12	-0.19	-0.30	-0.05	-0.24	-0.33
Net realized gains	0	0	0	-1.05	0	-1.18	-1.28
Total distributions to shareholders	-0.08	-0.12	-0.19	-1.35	-0.05	-1.42	-1.61
Net asset value, end of period	$8.48	$7.67	$6.40	$8.67	$14.70	$13.97	$12.86
Total return[2]	11.61%	22.09%	-24.22%	-34.47%	5.56%	20.79%	25.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$59,769	$58,975	$59,748	$125,540	$157,985	$110,460	$54,839
Ratios to average net assets
Expenses[3]	2.24%[4]	2.30%	1.90%	1.85%	1.84%[4]	1.80%	1.77%
Net investment income	1.83%[4]	1.87%	2.53%	2.45%	1.71%[4]	1.76%	2.85%
Portfolio turnover rate	28%	177%	304%	83%	28%	66%	46%

[1]   For the three months ended October 31, 2000. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2000.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)
		Year Ended October 31,				Year Ended July 31,
CLASS C		2003	2002	2001	2000[1]	2000	1999
Net asset value, beginning of period	$7.68	$6.41	$8.67	$14.71	$13.98	$12.86	$11.76
Income from investment operations
Net investment income	0.08	0.12	0.19	0.29	0.06	0.24	0.34
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.81	1.27	-2.26	-4.98	0.72	2.30	2.37
Total from investment operations	0.89	1.39	-2.07	-4.69	0.78	2.54	2.71
Distributions to shareholders from
Net investment income	-0.08	-0.12	-0.19	-0.30	-0.05	-0.24	-0.33
Net realized gains	0	0	0	-1.05	0	-1.18	-1.28
Total distributions to shareholders	-0.08	-0.12	-0.19	-1.35	-0.05	-1.42	-1.61
Net asset value, end of period	$8.49	$7.68	$6.41	$8.67	$14.71	$13.98	$12.86
Total return[2]	11.60%	22.07%	-24.11%	-34.52%	5.55%	20.88%	25.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$12,207	$11,831	$8,368	$12,853	$14,497	$9,589	$879
Ratios to average net assets
Expenses[3]	2.24%[4]	2.30%	1.91%	1.85%	1.84%[4]	1.82%	1.77%
Net investment income	1.81%[4]	1.80%	2.52%	2.45%	1.71%[4]	1.77%	2.74%
Portfolio turnover rate	28%	177%	304%	83%	28%	66%	46%

[1]   For the three months ended October 31, 2000. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2000.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)
		Year Ended October 31,				Year Ended July 31,
CLASS I1		2003	2002	2001	2000[2]	2000	1999
Net asset value, beginning of period	$7.68	$6.40	$8.66	$14.69	$13.96	$12.86	$11.77
Income from investment operations
Net investment income	0.12	0.20	0.28	0.45	0.10	0.38	0.49
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.81	1.27	-2.27	-5.02	0.71	2.28	2.33
Total from investment operations	0.93	1.47	-1.99	-4.57	0.81	2.66	2.82
Distributions to shareholders from
Net investment income	-0.12	-0.19	-0.27	-0.41	-0.08	-0.38	-0.45
Net realized gains	0	0	0	-1.05	0	-1.18	-1.28
Total distributions to shareholders	-0.12	-0.19	-0.27	-1.46	-0.08	-1.56	-1.73
Net asset value, end of period	$8.49	$7.68	$6.40	$8.66	$14.69	$13.96	$12.86
Total return	12.13%	23.49%	-23.38%	-33.84%	5.82%	21.98%	26.35%
Ratios and supplemental data
Net assets, end of period (thousands)	$768	$689	$637	$1,135	$2,634	$2,630	$2,123
Ratios to average net assets
Expenses[3]	1.24%[4]	1.30%	0.91%	0.84%	0.84%[4]	0.79%	0.77%
Net investment income	2.78%[4]	2.86%	3.53%	3.46%	2.76%[4]	2.78%	3.92%
Portfolio turnover rate	28%	177%	304%	83%	28%	66%	46%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   For the three months ended October 31, 2000. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2000.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

April 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS 77.6%
ENERGY 1.6%
Electric Utilities 0.4%
Maine & Maritimes Corp.	35,000	$ 1,123,500
Oil & Gas 1.2%
Whiting Petroleum Corp. *	115,000	2,915,250
INDUSTRIALS 3.4%
Industrial Conglomerates 3.4%
Allete, Inc.	240,000	8,292,000
TELECOMMUNICATION SERVICES 19.9%
Diversified Telecommunication Services 14.2%
Allstream, Inc., Class B	65,000	3,499,380
ALLTEL Corp.	55,000	2,741,750
BellSouth Corp.	200,000	5,162,000
Centurytel, Inc.	72,000	2,079,360
SBC Communications, Inc.	220,000	5,478,000
TDC A/S	110,000	3,735,475
Verizon Communications, Inc.	320,000	12,076,800
34,772,765
Wireless Telecommunications Services 5.7%
Alamosa Holdings, Inc. *	430,000	3,096,000
American Tower Systems Corp., Class A *	75,000	933,750
Centennial Communications Corp., Class A	568,000	3,402,320
mm02 plc	2,500,000	4,435,503
Nextel Partners, Inc., Class A *	150,000	2,002,500
13,870,073
UTILITIES 52.7%
Electric Utilities 28.6%
Ameren Corp.	50,000	2,186,000
American Electric Power Co., Inc.	75,000	2,283,000
Dominion Resources, Inc.	110,000	7,019,100
E. ON AG	100,000	6,623,008
Entergy Corp.	110,000	6,006,000
Exelon Corp.	115,000	7,698,100
FirstEnergy Corp.	200,000	7,820,000
FPL Group, Inc.	40,000	2,544,800
MGE Energy, Inc.	21,500	669,080
PG&E Corp. *	200,000	5,504,000
Pinnacle West Capital Corp.	50,000	1,953,000
Texas Genco Holdings, Inc.	50,000	1,769,000
TXU Corp.	225,000	7,681,500
Weststar Energy, Inc.	160,000	3,265,600
Wisconsin Energy Corp.	220,000	6,908,000
69,930,188
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 9.7%
Energen Corp.	110,000	$ 4,548,500
Kinder Morgan, Inc.	70,000	4,214,700
Northwest Natural Gas Co.	65,000	1,911,000
Southwestern Energy Co. *	244,500	6,149,175
UGI Corp.	225,000	7,087,500
23,910,875
Multi-Utilities & Unregulated Power 9.1%
Constellation Energy Group, Inc.	100,000	3,848,000
Equitable Resources, Inc.	65,000	3,054,350
MDU Resources Group, Inc.	240,000	5,376,000
Oneok, Inc. (p)	200,000	4,190,000
Scana Corp.	100,000	3,440,000
Vectren Corp.	96,000	2,318,400
22,226,750
Oil & Gas 2.6%
Canadian Superior Energy, Inc.	200,000	200,000
Crosstex Energy, Inc.	150,500	6,159,965
6,359,965
Water Utilities 2.7%
Aqua America, Inc.	275,000	5,623,750
Pennichuck Corp.	37,500	1,006,875
6,630,625
Total Common Stocks (cost $146,058,431)		190,031,991
CONVERTIBLE PREFERRED STOCKS 6.9%
UTILITIES 6.9%
Electric Utilities 4.6%
Cinergy Corp., 9.50%, 02/16/2005	100,000	6,130,000
CMS Energy Corp., 4.50%, 12/31/2049 144A	40,000	2,190,000
EIX Trust I, Ser. A, 7.88%, 07/26/2029	20,000	507,600
EIX Trust II, Ser. B, 8.60%, 10/29/2029	10,000	257,700
FPL Group, Inc., 8.00%, 02/16/2006	40,000	2,239,200
11,324,500
Gas Utilities 2.3%
Sempra Energy, 8.50%, 05/17/2005	200,000	5,692,000
Total Convertible Preferred Stocks (cost $15,477,903)		17,016,500
PREFERRED STOCKS 1.5%
UTILITIES 1.5%
Multi-Utilities & Unregulated Power 1.5%
Aquila, Inc., 7.875%, 03/31/2032 (cost $2,369,708)	170,000	3,741,700
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Shares	Value

CONVERTIBLE DEBENTURES 11.0%
ENERGY 2.3%
Oil & Gas 2.3%
McMoran Exploration Co., 6.00%, 07/02/2008	$ 4,000,000	$ 5,545,000
TELECOMMUNICATION SERVICES 2.6%
Wireless Telecommunications Services 2.6%
Western Wireless Corp., 4.625%, 06/15/2023	4,000,000	6,460,000
UTILITIES 6.1%
Electric Utilities 4.7%
Dominion Resources, Inc., 2.125%, 12/15/2023	2,500,000	2,556,250
TXU Corp., 2.64%, 07/15/2033 144A	4,000,000	5,028,720
Xcel Energy, Inc., 7.50%, 11/21/2007	2,500,000	3,815,625
11,400,595
Oil & Gas 1.4%
Centerpoint Energy, Inc., 3.75%, 05/15/2023	3,000,000	3,352,500
Total Convertible Debentures (cost $21,324,792)		26,758,095
CORPORATE BONDS 0.5%
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
RCN Corp., 12.50%, 06/30/2008 (h) (cost $1,088,828)	1,138,351	1,166,809
WARRANTS 0.0%
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
RCN Corp., Expiring 06/30/2013 (h) * (cost $0)	150,000	0

	Shares	Value

SHORT-TERM INVESTMENTS 7.2%
MUTUAL FUND SHARES 7.2%
Evergreen Institutional Money Market Fund (o)	5,249,702	5,249,702
Navigator Prime Portfolio (pp)	12,247,325	12,247,325
Total Short-Term Investments (cost $17,497,027)		17,497,027
Total Investments (cost $203,816,689) 104.7%		$ 256,212,122
Other Assets and Liabilities (4.7%)		(11,481,247)
Net Assets 100.0%		$ 244,730,875

*	Non-income producing security
144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended This security has been determined to be liquid under guidelines established by the Board of Trustees.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004  (unaudited)

Assets
Investments in securities, at value (cost $203,816,689) including $11,971,662 of securities loaned	$ 256,212,122
Foreign currency, at value (cost $188,508)	188,989
Receivable for Fund shares sold	60,745
Dividends and interest receivable	1,028,121
Receivable for securities lending income	3,483
Prepaid expenses and other assets	9,448

Total assets	257,502,908

Liabilities
Dividends payable	49,084
Payable for Fund shares redeemed	323,412
Payable for securities on loan	12,247,325
Advisory fee payable	2,417
Distribution Plan expenses payable	10,168
Due to other related parties	77,932
Accrued expenses and other liabilities	61,695

Total liabilities	12,772,033

Net assets	$ 244,730,875

Net assets represented by
Paid-in capital	$ 399,511,086
Overdistributed net investment income	(84,404)
Accumulated net realized losses on securities and foreign currency related transactions	(207,091,533)
Net unrealized gains on securities and foreign currency related transactions	52,395,726

Total net assets	$ 244,730,875

Net assets consists of
Class A	$ 171,987,466
Class B	59,768,965
Class C	12,206,864
Class I	767,580

Total net assets	$ 244,730,875

Shares outstanding
Class A	20,280,735
Class B	7,044,178
Class C	1,437,591
Class I	90,403

Net asset value per share
Class A	$ 8.48
Class A -- Offering price (based on sales charge of 5.75%)	$ 9.00
Class B	$ 8.48
Class C	$ 8.49
Class I	$ 8.49

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2004  (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $113,724)	$ 4,491,927
Interest	519,735

Total investment income	5,011,662

Expenses
Advisory fee	511,460
Distribution Plan expenses
Class A	255,095
Class B	301,973
Class C	61,523
Administrative services fee	121,615
Transfer agent fees	800,806
Trustees' fees and expenses	2,645
Printing and postage expenses	62,918
Custodian and accounting fees	31,693
Registration and filing fees	30,693
Professional fees	10,326
Other	5,209

Total expenses	2,195,956
Less: Expense reductions	(749)
Fee waivers and expense reimbursements	(67,958)

Net expenses	2,127,249

Net investment income	2,884,413

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	10,602,402
Foreign currency related transactions	16,542

Net realized gains on securities and foreign currency related transactions	10,618,944
Net change in unrealized gains or losses on securities and foreign currency related transactions	13,632,171

Net realized and unrealized gains or losses on securities and foreign currency related transactions	24,251,115

Net increase in net assets resulting from operations	$ 27,135,528

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2004		Year Ended
	(unaudited)		October 31, 2003

Operations
Net investment income		$ 2,884,413		$ 5,102,868
Net realized gains on securities and foreign currency related transactions		10,618,944		12,005,989
Net change in unrealized gains or losses on securities and foreign currency related transactions		13,632,171		27,269,080

Net increase in net assets resulting from operations		27,135,528		44,377,937

Distributions to shareholders from
Net investment income
Class A		(2,204,069)		(3,807,940)
Class B		(574,251)		(1,051,636)
Class C		(117,005)		(170,442)
Class I		(11,280)		(19,695)

Total distributions to shareholders		(2,906,605)		(5,049,713)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	452,389	3,781,279	2,962,647	20,149,112
Class B	180,238	1,502,061	446,704	3,000,761
Class C	187,013	1,541,887	769,741	5,381,550
Class I	28,027	235,222	127,692	877,920

		7,060,449		29,409,343

Net asset value of shares issued in reinvestment of distributions
Class A	236,579	1,956,480	505,405	3,370,520
Class B	66,485	547,913	149,653	988,812
Class C	11,169	92,233	21,618	143,576
Class I	819	6,812	1,608	10,857

		2,603,438		4,513,765

Automatic conversion of Class B shares to Class A shares
Class A	111,528	909,951	288,598	1,925,349
Class B	(111,485)	(909,951)	(288,504)	(1,925,349)

		0		0

Payment for shares redeemed
Class A	(1,962,591)	(15,914,182)	(4,741,479)	(31,894,753)
Class B	(777,865)	(6,414,715)	(1,949,794)	(12,962,120)
Class C	(301,513)	(2,502,488)	(555,965)	(3,826,900)
Class I	(28,201)	(238,543)	(139,065)	(979,081)

		(25,069,928)		(49,662,854)

Net decrease in net assets resulting from capital share transactions		(15,406,041)		(15,739,746)

Total increase in net assets		8,822,882		23,588,478
Net assets
Beginning of period		235,907,993		212,319,515

End of period		$ 244,730,875		$ 235,907,993

Overdistributed net investment income		$ (84,404)		$ (62,212)

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Utility and Telecommunications Fund (the "Fund") is a non-diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

16

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

17

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended April 30, 2004, EIMC waived its fee in the amount of $65,134 and reimbursed expenses relating to Class A shares in the amount of $2,824 which represents 0.05% of the Fund's average daily net assets and 0.0% of the average daily net assets of Class A shares, respectively, on an annualized basis. Total amounts subject to recoupment as of April 30, 2004 were $190,757.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2004, the transfer agent fees were equivalent to an annual rate of 0.66% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30,2004, the Fund paid brokerage commissions of $12,500 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $66,530,034 and $81,161,376, respectively, for the six months ended April 30, 2004.

During the six months ended April 30, 2004, the Fund loaned securities to certain brokers. At April 30, 2004, the value of securities on loan and the value of collateral amounted to $11,971,662 and $12,247,325, respectively. During the six months ended April 30, 2004, the Fund earned $30,706 in income from securities lending which is included in dividend income on the Statement of Operations.

On April 30, 2004, the aggregate cost of securities for federal income tax purposes was $205,480,175. The gross unrealized appreciation and depreciation on securities based on tax cost was $52,268,474 and $1,536,527, respectively, with a net unrealized appreciation of $50,731,947.

As of October 31, 2003, the Fund had $214,045,334 in capital loss carryovers for federal income tax purposes with $21,721,962 expiring in 2009 and $192,323,372 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. SUBSEQUENT DISTRIBUTIONS

On May 28, 2004, the Fund declared distributions from net investment income of $0.0195 per share for Class A, $0.0152 per share for Class B, $0.0151 per share for Class C and $0.0214 for Class I payable on June 1, 2004 to shareholders of record on May 27, 2004. These distributions are not reflected in the accompanying financial statements.

12. SUBSEQUENT EVENT

Effective May 1, 2004, EIS replaced Evergreen Distributor Inc. as the distributor of the Fund's shares.

20

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership -- With over $248 billion in assets under management as of March 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence -- We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience -- Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment -- We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566672 rv1   6/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Applicable for annual reports only.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 6/25/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 6/25/2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 6/25/2004